THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2007.

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [X]; Amendment Number: ____1____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    CIBC World Markets Corp.
Address: 425 Lexington Avenue, 3rd Floor
         New York, NY 10017

13F File Number: 028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:




____________________    	   New York, NY             8/8/07
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $150,095,000





List of Other Included Managers: NONE



PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

AGCO CORP                     NOTE 001084AL6        2,268  1500,000       1500,000        0        0      1500,000        0        0
AGCO CORP                     NOTE 001084AM4        2,213  2235,000       2235,000        0        0      2235,000        0        0
ASM INTL NV                   NOTE 00207DAG7        3,019  2642,000       2642,000        0        0      2642,000        0        0
AFFYMETRIX INC                NOTE 00826TAF5        1,808  1800,000       1800,000        0        0      1800,000        0        0
ALBANY INTL CORP              NOTE 012348AC2        5,231  5500,000       5500,000        0        0      5500,000        0        0
ALEXION PHARMACEUTICALS INC   NOTE 015351AF6        2,859  2000,000       2000,000        0        0      2000,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2        3,865  4078,000       4078,000        0        0      4078,000        0        0
AMERICAN MED SYS HLDGS INC    COM  02744M108          301    16,253         16,253        0        0        16,253        0        0
AMERICAN TOWER CORP           NOTE 029912AK8       15,730  5111,000       5111,000        0        0      5111,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3        3,351  1751,000       1751,000        0        0      1751,000        0        0
ANIXTER INTL INC              NOTE 035290AG0          328   400,000        400,000        0        0       400,000        0        0
AUDIOCODES LTD                NOTE 050732AB2          525   585,000        585,000        0        0       585,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7        1,543  1000,000       1000,000        0        0      1000,000        0        0
AXCELIS TECHNOLOGIES INC      NOTE 054540AB5        1,449  1449,000       1449,000        0        0      1449,000        0        0
CBIZ INC                      NOTE 124805AB8          486   500,000        500,000        0        0       500,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        3,006  3600,000       3600,000        0        0      3600,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1        2,534  2500,000       2500,000        0        0      2500,000        0        0
CEPHALON INC                  NOTE 156708AP4        2,643  1605,000       1605,000        0        0      1605,000        0        0
COEUR D ALENE MINES CORP IDA  NOTE 192108AQ1        1,860  1957,000       1957,000        0        0      1957,000        0        0
COMMSCOPE INC                 COM  203372107        1,203    39,500         39,500        0        0        39,500        0        0
CONSECO INC                   DBCV 208464BH9        1,463  1483,000       1483,000        0        0      1483,000        0        0
CUBIST PHARMACEUTICALS INC    COM  229678107          867    47,900         47,900        0        0        47,900        0        0
CYMER INC                     NOTE 232572AE7        1,564  1500,000       1500,000        0        0      1500,000        0        0
DIGITAL RIV INC               NOTE 25388BAB0        2,426  1764,000       1764,000        0        0      1764,000        0        0
DIODES INC                    NOTE 254543AA9        3,345  3500,000       3500,000        0        0      3500,000        0        0
EMCORE CORP                   NOTE 290846AC8        2,134  2085,000       2085,000        0        0      2085,000        0        0
FEI CO                        NOTE 30241LAB5        2,696  2699,000       2699,000        0        0      2699,000        0        0
FEI CO                        NOTE 30241LAD1          431   391,000        391,000        0        0       391,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6        1,055  1000,000       1000,000        0        0      1000,000        0        0
FINISAR                       NOTE 31787AAC5        1,062  1060,000       1060,000        0        0      1060,000        0        0
FORD MTR CO DEL               COM  345370860        1,674   223,200        223,200        0        0       223,200        0        0
GENZYME CORP                  NOTE 372917AN4        2,613  2500,000       2500,000        0        0      2500,000        0        0
GRAFTECH INTL LTD             DBCV 384313AB8          309   375,000        375,000        0        0       375,000        0        0
HEADWATERS INC                NOTE 42210PAB8        2,036  1990,000       1990,000        0        0      1990,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AM0          672   689,000        689,000        0        0       689,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6        2,905  2983,000       2983,000        0        0      2983,000        0        0
INCYTE CORP                   COM  45337C102          557    95,735         95,735        0        0        95,735        0        0
INFORMATICA CORP              NOTE 45666QAB8        2,237  2250,000       2250,000        0        0      2250,000        0        0
INTEGRA LIFESCIENCES HLDGS C  NOTE 457985AD1          438   339,000        339,000        0        0       339,000        0        0
INTEL CORP                    COM  458140100          330    16,300         16,300        0        0        16,300        0        0
INTERMUNE INC                 NOTE 45884XAC7        1,138   760,000        760,000        0        0       760,000        0        0
INVITROGEN CORP               COM  46185R100        1,531    27,095         27,095        0        0        27,095        0        0
JDS UNIPHASE CORP             NOTE 46612JAB7          243   265,000        265,000        0        0       265,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AP6          642   695,000        695,000        0        0       695,000        0        0
LEVEL 3 COMMUNICATIONS INC    COM  52729N100          252    44,967         44,967        0        0        44,967        0        0
LYONDELL CHEMICAL CO          COM  552078107          503    19,700         19,700        0        0        19,700        0        0
MANOR CARE INC NEW            NOTE 564055AK7          560   365,000        365,000        0        0       365,000        0        0
MEDAREX INC                   NOTE 583916AG6        1,981  1545,000       1545,000        0        0      1545,000        0        0
NEKTAR THERAPEUTICS           COM  640268108          461    30,300         30,300        0        0        30,300        0        0
OMNICARE INC                  DBCV 681904AL2          435   500,000        500,000        0        0       500,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AD7          281   220,000        220,000        0        0       220,000        0        0
           PAGE TOTAL              51              95,063
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________              ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

ON SEMICONDUCTOR CORP         NOTE 682189AE5        3,657  3714,000       3714,000        0        0      3714,000        0        0
OPENWAVE SYS INC              NOTE 683718AC4        4,808  5000,000       5000,000        0        0      5000,000        0        0
PMC-SIERRA INC                COM  69344F106          811   121,192        121,192        0        0       121,192        0        0
PROTEIN DESIGN LABS INC       NOTE 74369LAF0        2,781  2640,000       2640,000        0        0      2640,000        0        0
QUANTUM CORP                  NOTE 747906AE5          314   345,000        345,000        0        0       345,000        0        0
RPM INTL INC                  NOTE 749685AK9        2,499  4195,000       4195,000        0        0      4195,000        0        0
RF MICRODEVICES INC           NOTE 749941AE0        2,131  2030,000       2030,000        0        0      2030,000        0        0
RADISYS CORP                  NOTE 750459AD1          242   250,000        250,000        0        0       250,000        0        0
ROPER INDS INC NEW            COM  776696106          687    13,700         13,700        0        0        13,700        0        0
SCI SYS INC                   NOTE 783890AF3        5,069  5111,000       5111,000        0        0      5111,000        0        0
SANDISK CORP                  NOTE 80004CAC5        3,590  4078,000       4078,000        0        0      4078,000        0        0
SCIENTIFIC GAMES CORP         SDCV 80874PAD1          511   447,000        447,000        0        0       447,000        0        0
SHUFFLE MASTER INC            NOTE 825549AB4        1,758  1590,000       1590,000        0        0      1590,000        0        0
SIRIUS SATELLITE RADIO INC    COM  82966U103          536   151,731        151,731        0        0       151,731        0        0
SKECHERS U S A INC            NOTE 830566AB1          595   461,000        461,000        0        0       461,000        0        0
TRIQUINT SEMICONDUCTOR INC    NOTE 89674KAB9          386   390,000        390,000        0        0       390,000        0        0
TRIZETTO GROUP INC            NOTE 896882AB3        2,348  1973,000       1973,000        0        0      1973,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0          962  1000,000       1000,000        0        0      1000,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6        1,107  1139,000       1139,000        0        0      1139,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAD2          236   238,000        238,000        0        0       238,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAF7        4,433  1750,000       1750,000        0        0      1750,000        0        0
VISHAY INTERTECHNOLOGY INC    NOTE 928298AF5        4,727  4709,000       4709,000        0        0      4709,000        0        0
WMS INDS INC                  NOTE 929297AE9        4,136  2250,000       2250,000        0        0      2250,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7        1,910  2078,000       2078,000        0        0      2078,000        0        0
WEBMD CORP                    NOTE 94769MAE5        4,544  4703,000       4703,000        0        0      4703,000        0        0
WEBMD CORP                    NOTE 94769MAG0          254   255,000        255,000        0        0       255,000        0        0
           PAGE TOTAL              26              55,032
          GRAND TOTAL              77             150,095